Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare		¥ 335,012	¥ 302,117
Payable for advertisement		304,954	254,872
Balance of users' virtual accounts		120,935	112,488
Accrued professional services and related service fee		68,825	38,415
Other tax payables		55,872	99,964
VAT payable		29,975	9,208
Others		70,300	29,646
Total	$ 141,611	¥ 985,873	¥ 846,710